S-K 1603(a)(9) Restrictions on Selling Securities	Oct. 02, 2026
Founder Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing 150 days after an initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	ALLR Sponsor LLC Thomas H. Jensen Jeffrey S. Ervin Gerald W. McLaughlin Jesper Hoiland
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our or the Representative’s officers, directors, advisors or consultants, any affiliate or family member of any of our or the Representative’s officers, directors, advisors or consultants, any members or partners of the sponsor or the Representative or its respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor or the Representative, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor or the Representative to its respective members, partners or shareholders pursuant to our sponsor’s memorandum and articles of association, the Representative’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands and the amended and restated memorandum and articles of association upon dissolution of our sponsor or upon dissolution of the Representative, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.
Private Warrants [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	After the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	ALLR Sponsor LLC Thomas H. Jensen Jeffrey S. Ervin Gerald W. McLaughlin Jesper Hoiland
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
Ordinary Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of this prospectus.
SPAC Sponsor, Persons and Entities Subject to Restrictions	ALLR Sponsor LLC Thomas H. Jensen Jeffrey S. Ervin Gerald W. McLaughlin Jesper Hoiland
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	We, our sponsor and our directors and officers have agreed that we and they will not offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, without the prior written consent of Maxim for a period of 180 days after the date of this prospectus, any units, warrants, ordinary shares or any other securities convertible into, exercisable for or exchangeable for ordinary shares, subject to certain customary exceptions. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). Maxim in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.